U.S. SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2

1.   Name and address of issuer:

     The Caldwell & Orkin Funds, Inc.
     2050 Tower Place
     3340 Peachtree Road
     Atlanta, Georgia  30326

2. Name of each series or class of funds for which this notice is filed:

     Common Stock par value $.10

3.   Investment Company Act File Number:

     811-6113

     Securities Act File Number:

     33-35156

4.   Last day of fiscal year for which this notice is filed:

     April 30, 1997

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

     N/A

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

     N/A

7. Number and amount of securities of the same class of series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     None

8. Number and amount of series registered during the fiscal year other than pursuant to rule 24f-2:

     None

9. Number and aggregate sale price of securities sold during the fiscal year:

     1,985,885.030 shares; $30,542,727.07

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     1,985,885.030 shares; $30,542,727.07

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

     234,851.898 shares; $3,382,244.98

12.  Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

                              $30,542,727.07

     (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

                              $3,382,244.98

     (iii)   Aggregate price of shares redeemed or repurchased
                during the fiscal year (if applicable):


                              $14,765,525.81

     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction of filing fees pursuant to rule 24e-2 (if applicable):

                              +    N/A

     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line
          (ii), less line (iii), plus line (iv)] (if applicable):

                              $19,159,446.24

     (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):

                    x .000303


     (vii)   Fee due [line (i) or line (v) multiplied by line
                (vi)]:

                       $5,805.31

Instruction:   Issuers should complete lines (ii), (iii), (iv), and (v)
               only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17CFR 202.3a).

                                                      X
                                                    ----

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


     6/25/97


                                SIGNATURES

This report has been signed below by the following persons of the issuer and in the capacities and on the dates indicated>

By (Signature and Title)*   /s/ Michael B. Orkin
                           -----------------------
                           Michael B. Orkin
                           Acting Treasurer

Date:  6/25/96